COMMITMENTS AND CONTINGENCIES (Detail Textuals) - Saisam Entertainment LLC	Dec. 12, 2016 USD ($)
Commitments And Contingencies [Line Items]
Project contractual obligation	$ 1,300,000
Option fee of project	$ 10,000
Option validity period	18 months
Undivided rights hold	50.00%
Total cost of the project	$ 2,000,000
Percentage of return on investment	20.00%
Initial option fee of project	$ 10,000
Initial option validity period	18 months